Description of Plan (Details) - SBA Defined Contribution Plan for Primis Bank - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Description of Plan
Maximum participant contributions (as a percent)	100.00%
Deferral rate (in percent)	3.00%
Vesting percentage	100.00%
Number of years to reach full vesting	2 years
Minimum loan amount	$ 1,000
Maximum loan amount	$ 50,000
Maximum vested account balance for loans (as a percent)	50.00%
Forfeited nonvested accounts	$ 25,958	$ 272,358
Contributions reduced from forfeited nonvested accounts	314,609
Amount of forfeited nonvested accounts used to pay administrative expenses	$ 52,540
Minimum
Description of Plan
Interest rate of loan (as a percent)	3.50%
Maximum
Description of Plan
Interest rate of loan (as a percent)	8.75%